ECONOMIC CONTEXT ON GROUP'S OPERATIONS - Economic Data (Details) - item	1 Months Ended		4 Months Ended	8 Months Ended	12 Months Ended
	Dec. 31, 2024	Nov. 30, 2024	Apr. 30, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
EMAE
ECONOMIC CONTEXT ON GROUPS OPERATIONS
Increase (decrease) in economic activity			1.90%	6.80%
Argentina
ECONOMIC CONTEXT ON GROUPS OPERATIONS
Cumulative year on year economic increase (decrease) of sectors	1.80%
Seasonally adjusted jobs lost		113,000
Private Sector Real Wage		12.70%
Annual inflation rate					117.80%	211.00%
Increase in regulated prices (percentage)					205.90%
Increase in core inflation (percentage)					105.50%
Increase in seasonal prices (percentage)					87.30%
Argentina | Construction
ECONOMIC CONTEXT ON GROUPS OPERATIONS
Cumulative year on year economic increase (decrease) of sectors					(17.60%)
Argentina | Industry
ECONOMIC CONTEXT ON GROUPS OPERATIONS
Cumulative year on year economic increase (decrease) of sectors					(9.20%)
Argentina | Trade
ECONOMIC CONTEXT ON GROUPS OPERATIONS
Cumulative year on year economic increase (decrease) of sectors					(7.60%)
Argentina | Agriculture
ECONOMIC CONTEXT ON GROUPS OPERATIONS
Cumulative year on year economic increase (decrease) of sectors					30.90%
Argentina | Mining and quarrying
ECONOMIC CONTEXT ON GROUPS OPERATIONS
Cumulative year on year economic increase (decrease) of sectors					7.20%